Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Issue of equity	$ 3,525
Costs of hedging	47
Share Capital
Issue of equity	11
Share Premium account
Issue of equity	3,514
Total attributable to owners of the parent
Issue of equity	3,525
Costs of hedging	$ 47